Common Stock Warrants	12 Months Ended
Dec. 31, 2022
Restricted Net Assets [Abstract]
COMMON STOCK WARRANTS

11. COMMON STOCK WARRANTS

In connection with the Business Combination, the Company has assumed 14,840,000 Common Stock Warrants outstanding, which consisted of 13,800,000 Public Warrants, 350,000 Private Warrants and 690,000 Representative Warrants. The Public Warrants met the criteria for equity classification and the Private Warrants and Representative Warrants are classified as liability.

Common Stock Warrants became exercisable on the later of (a) the completion of the Business Combination or (b) 12 months from the closing of the initial public offering (“IPO”) (February 19, 2020). The common stock warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

Public Warrants

As of December 31, 2022, the Company had 12,526,392 Public Warrants outstanding. Each whole Public Warrant entitles the registered holder to purchase one-half share of the Company’s Class B ordinary share at a price of $11.50 per share, subject to the following conditions discussed below.

The Company may redeem the Public Warrants in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading days period ending on the third trading business day prior to the notice of redemption to warrant holders, and,

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the trust account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the trust account with respect to such warrants. Accordingly, the warrants may expire worthless.

Detail related to Public Warrant activity for the year ended December 31, 2022, was as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of December 31, 2021	-	$-
Assumed through the Business Combination	13,800,000	11.50
Exercised	(1,273,608)	11.50
Balances as of December 31, 2022	12,526,392	$11.50

For the year ended December 31, 2022, 1,273,608 Public Warrants were exercised with the gross proceeds of $7.3 million, of which the Company received payments of $6.7 million and the remaining $0.6 million was recorded as other receivable included in Subscription receivables of the Consolidated Balance Sheet as of December 31, 2022 The remaining $0.6 million was subsequently received on January 3rd, 2023.

Warrant liabilities

As of December 31, 2022, the Company had 350,000 Private Warrants and 690,000 Representative Warrants outstanding. Each whole Private Warrants entitles the registered holder to purchase one-half share of the Company’s Class B ordinary share at a price of $11.50 per share, while each whole Representative Warrants entitles one Class B ordinary share at a price of $12.00 per share.

The Private Warrants will be identical to the Public Warrants underlying the Units being sold in the IPO, except that the Private Warrants and the ordinary shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Representative Warrants are different from Public and Private Warrants. The exercise price of Representative Warrants is $12 and is non-redeemable. Representative’s Warrants have been deemed compensation by FINRA and were subject to a lock-up period.

As of December 31, 2022, the remaining contractual term for the outstanding Private Warrants and Representative Warrants to purchase our common stock is 4.9 years.